American Century Investments®
Quarterly Portfolio Holdings
American Century® California Municipal Bond ETF (CATF)
May 31, 2025

California Municipal Bond ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.7%
California — 96.1%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35 (AGM)	500,000	508,567
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	120,000	121,174
Bay Area Toll Authority Rev., 4.00%, 4/1/30	475,000	480,630
Bay Area Toll Authority Rev., 4.00%, 4/1/38	90,000	87,807
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	45,000	47,854
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	215,000	225,627
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	250,000	264,878
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	500,000	521,031
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	220,000	234,183
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	325,000	305,358
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	200,000	169,991
California Educational Facilities Authority Rev., (Leland Stanford Junior University), VRN, 5.00%, 3/1/55	100,000	112,174
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	200,000	218,731
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	350,000	363,021
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	130,000	140,433
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	100,000	105,338
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	250,000	257,107
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	275,000	246,742
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	25,000	23,941
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/42	350,000	359,875
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	140,000	150,778
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	250,000	285,358
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	145,000	150,897
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	250,000	239,896
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 9.50%, 1/1/65(1)	100,000	96,927
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	250,000	264,264
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/44	325,000	325,707
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	250,000	261,883
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	200,000	186,468
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(1)	250,000	251,030
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	156,667
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	200,000	203,039
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	250,000	220,761
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/43	250,000	250,044
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	100,000	87,329
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	250,000	248,906
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	500,000	506,163
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	250,000	252,707
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	50,000	49,919
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	250,000	243,504
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	100,000	103,514
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	30,000	31,405
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)	200,000	202,481
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	100,000	89,136
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	235,000	235,594

California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	40,000	40,214
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	250,000	226,854
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 4.00%, 7/1/34(1)	350,000	341,161
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	300,000	279,581
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/42(1)	250,000	251,258
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(1)	160,000	164,304
California State University Rev., 4.00%, 11/1/43	335,000	308,367
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	250,000	220,855
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	175,000	164,576
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/42	200,000	179,465
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	200,000	194,526
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	125,000	129,236
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/54	40,000	39,620
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	250,000	261,683
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 2.80%, 3/1/47(1)	240,000	174,132
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	100,000	63,267
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Rev., 4.25%, 12/1/49	250,000	230,256
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	390,000	396,732
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	690,000	690,127
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/29	200,000	200,956
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	260,000	244,643
Glendale Electric Rev., 5.00%, 2/1/46	200,000	203,055
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	250,000	214,446
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AGM)(1)	250,000	242,455
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AGM)(1)	150,000	132,827
Long Beach Marina System Rev., 5.00%, 5/15/37	250,000	273,239
Los Angeles Community College District GO, 5.00%, 8/1/26	250,000	256,698
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	250,000	247,374
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/27	500,000	502,522
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.50%, 12/1/49	150,000	160,827
Los Angeles Department of Airports Rev., 5.00%, 5/15/32	150,000	160,722
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	100,000	97,288
Los Angeles Unified School District GO, 5.00%, 7/1/25	100,000	99,610
Los Angeles Unified School District GO, 5.00%, 7/1/26	180,000	184,336
Los Angeles Unified School District GO, 5.00%, 7/1/35	500,000	569,419
Los Rios Community College District GO, 5.00%, 8/1/26	250,000	256,407
Monterey Peninsula Unified School District GO, 4.00%, 8/1/43	150,000	144,295
Morgan Hill Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (FGIC)(2)(3)	150,000	142,963
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(3)	300,000	256,939
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	290,000	342,324
Napa Valley Unified School District GO, 5.00%, 8/1/44	250,000	265,963
New Hampshire Business Finance Authority Rev., VRN, 3.81%, 7/20/39	398,532	362,498
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/36	250,000	284,789
Oakland Unified School District/Alameda County GO, 4.00%, 8/1/36 (AGM)	200,000	196,008
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	100,000	102,762
Ontario International Airport Authority Rev., 5.00%, 5/15/46 (AGM)	250,000	255,150
Ontario Public Financing Authority Rev., (City of Ontario CA Water), 5.00%, 8/1/49	390,000	409,714
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	125,000	126,943

Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	130,000	112,996
Paradise Unified School District COP, 5.25%, 5/1/48	100,000	98,410
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	200,000	213,607
Port of Los Angeles Rev., 5.00%, 8/1/35	250,000	271,541
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(3)	200,000	166,168
Rio Hondo Community College District GO, 5.00%, 8/1/43	225,000	239,686
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/26 (AGM)	250,000	257,287
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	565,000	504,239
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	150,000	151,247
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	253,378
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	250,000	246,630
Sacramento County Airport System Rev., 5.00%, 7/1/34	15,000	15,661
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	20,000	21,476
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	25,000	25,946
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/28	200,000	201,528
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	25,000	25,163
San Diego Unified School District GO, 5.00%, 7/1/35	250,000	286,821
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/46	350,000	345,960
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AGC)	250,000	281,070
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	265,000	297,381
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/49	155,000	155,019
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(3)	40,000	25,530
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	500,000	477,655
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	40,000	42,490
Santa Clara Valley Water District Rev., 5.00%, 6/1/30	500,000	503,404
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	160,000	169,092
Sonoma County Water Agency Rev., 4.00%, 7/1/47	145,000	134,348
Southern California Public Power Authority Rev., 5.00%, 7/1/25	310,000	310,304
Southern California Public Power Authority Rev., 5.00%, 7/1/26	80,000	80,089
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	500,000	499,134
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	100,000	100,517
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	250,000	253,598
State of California GO, 4.00%, 3/1/30, Prerefunded at 100% of Par(2)	5,000	5,247
State of California GO, 5.00%, 3/1/32	230,000	249,956
State of California GO, 4.00%, 3/1/36	195,000	196,610
State of California GO, 4.25%, 9/1/52	385,000	361,398
Stockton Unified School District GO, 5.00%, 8/1/27 (AGM)	285,000	298,416
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/28	180,000	187,278
University of California Rev., 5.00%, 5/15/26	50,000	51,034
University of California Rev., 5.00%, 5/15/29	200,000	216,354
University of California Rev., 5.00%, 5/15/37	360,000	396,083
University of California Rev., 5.25%, 5/15/40	250,000	276,392
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(3)	140,000	113,996
		30,302,364
Guam — 2.0%
Antonio B Won Pat International Airport Authority Rev., 5.25%, 10/1/35	100,000	105,307
Guam Power Authority Rev., 5.00%, 10/1/30	350,000	374,749
Port Authority of Guam Rev., 5.00%, 7/1/29	135,000	139,301
		619,357

Puerto Rico — 0.6%
Puerto Rico GO, 5.625%, 7/1/29	150,000	157,238
Puerto Rico GO, VRN, 0.00%, 11/1/51	16,673	8,607
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(3)	125,000	29,510
		195,355
TOTAL MUNICIPAL SECURITIES (Cost $32,072,148)		31,117,076
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
BlackRock Liquidity Funds MuniCash (Cost $16,472)	16,470	16,472
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $32,088,620)		31,133,548
OTHER ASSETS AND LIABILITIES — 1.2%		380,800
TOTAL NET ASSETS — 100.0%		$31,514,348

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	7	September 2025	$1,452,063	$1,244
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	4	September 2025	$450,188	$(1,289)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	American Municipal Bond Assurance Corp.
COP	–	Certificates of Participation
FGIC	–	Financial Guaranty Insurance Co.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,761,958, which represented 8.8% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$31,117,076	—
Short-Term Investments	$16,472	—	—
	$16,472	$31,117,076	—
Other Financial Instruments
Futures Contracts	$1,244	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,289	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.